Label	Element	Value
MFS® Lifetime® 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated February 26, 2021, to the Prospectus dated August 28, 2020.

MFS® Lifetime® 2035 Fund

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® 2035 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the tables describing the target allocation among the underlying funds as of July 31, 2021, in the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

As of July 31, 2021, the fund’s target allocation among underlying funds is expected to be:

Bond Funds:	23.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	3.3%
MFS Government Securities Fund	1.7%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Total Return Bond Fund	4.0%
International Stock Funds:	18.8%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Blended Research International Equity Fund	8.1%
MFS Emerging Markets Equity Fund	0.4%
MFS International Growth Fund	2.3%
MFS International Intrinsic Value Fund	2.3%
MFS International New Discovery Fund	1.8%
MFS Research International Fund	3.4%
U.S. Stock Funds:	50.2%
MFS Blended Research Core Equity Fund	4.8%
MFS Blended Research Growth Equity Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	8.7%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS Blended Research Value Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	4.8%
MFS Value Fund	4.8%
Specialty Funds:	7.7%
MFS Commodity Strategy Fund	3.8%
MFS Global Real Estate Fund	3.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.
All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.